Convertible Notes Payable (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 07, 2021	Jun. 15, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 17, 2021	Jan. 22, 2021	Dec. 14, 2020
Common stock shares issued, amount					$ 50,000
Interest expense			$ 1,120,086	$ 650,359	1,795,706	$ 1,314,747	$ 2,657,554	$ 2,391,395
Unsecured convertible notes and warrants			$ 10,874,645		$ 10,874,645			$ 9,894,284	$ 7,911,898
Common stock, par value			$ 0.001		$ 0.001			$ 0.001	$ 0.001
Loss on debt exchange			$ 0	$ 0	$ (299,300)	$ 0
Exercise price	$ 0.70									$ 0.45	$ 0.35	$ 0.35
Debt conversion			20,000		20,000			$ 4,055,122	$ 3,941,137
August 31, 2018 through October 30, 2018 [Member]
Discount on notes payable								40,350
Principal outstanding on notes								860,000
Amortized interest expense on note discount								16,176	24,323
Interest expense								103,200	202,200
Unsecured convertible notes and warrants			$ 300,000		$ 300,000			$ 300,000
Volatility								100.00%
Risk free interest rate								3.00%
Notes 2013 [Member]
Discount on notes payable		$ 89,500
Conversion ratio		equal to $0.50 per share
Unsecured convertible notes and warrants		$ 560,000
Common stock, par value		$ 0.001
Interest rate		12.00%
Debt term		5 years
Loss on debt exchange		$ 44,036
Exercise price		$ 0.70
July 30, 2013 through December 24, 2013 [Member]
Discount on notes payable								$ 841,342
Principal outstanding on notes								990,000	990,000
Amortized interest expense on note discount								0	0
Interest expense								$ 99,000	99,000
Conversion ratio					equal to $0.50 per share			equal to $0.50 per share
Common stock, par value			$ 0.001		$ 0.001			$ 0.001
Interest rate					10.00%			10.00%
Debt term					5 years			5 years
Debt conversion								$ 940,000
Convertible note			$ 1,902,500		$ 1,902,500			1,902,500
February 26, 2021 and March 8, 2021 [Member]
Common stock shares issued, amount	$ 515,000				345,000
Principal outstanding on notes			$ 0		$ 0
Common stock, par value			$ 0.50		$ 0.50
Commen stock shares issued	1,030,000				690,000
February 8, 2021 to February 15, 2021 [Member]
Common stock shares issued, amount					$ 940,000
Principal outstanding on notes			$ 20,000		$ 20,000
Common stock, par value			$ 0.50		$ 0.50
Commen stock shares issued					1,880,000
June 17, 2021 and June 23, 2021 [Member]
Common stock shares issued, amount					$ 5,100,000
Convertible note			$ 2,550,000		$ 2,550,000
Commen stock shares issued					229,500
Conversion cost					$ 98,515
Converted amount					$ 229,500
June 18, 2019 through October 23, 2019 [Member]
Discount on notes payable								488,245
Principal outstanding on notes								2,600,000
Amortized interest expense on note discount								97,809	37,737
Interest expense								$ 312,000	$ 124,600
Conversion ratio					equal to $0.50 per share			equal to $0.50 per share
Unsecured convertible notes and warrants			$ 2,600,000		$ 2,600,000			$ 2,600,000
Common stock, par value			$ 0.001		$ 0.001			$ 0.001
Interest rate					12.00%			12.00%
Debt term					5 years			5 years
February 26, 2021 [Member]
Principal outstanding on notes			$ 0		$ 0
Common stock, par value			$ 0.50		$ 0.50
Commen stock shares issued					100,000